SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated March 22, 2023

to the Prospectus dated August 28, 2022, as amended

The portfolio manager information for BlueBay Asset Management LLP for the Six Circles Credit Opportunities Fund (the “Fund”) in the “Risk/Return Summary — Management — Sub-Advisers and Sub-Sub-Advisers” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

BlueBay

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Justin Jewell	2021	Partner, Head of European Leveraged Finance, Senior Portfolio Manager
Tim Leary	2022	Senior Portfolio Manager

In addition, “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Credit Opportunities Fund — BlueBay — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Justin Jewell and Tim Leary serve as portfolio managers to the Fund.

Justin Jewell joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. Mr. Jewell is responsible for a range of strategies within Leveraged Finance and has responsibility for the wider European Leveraged Finance business. He has over 19 years’ industry experience. Prior to BlueBay Mr. Jewell spent the bulk of his career at UBS where he was Director of High Yield and Distressed Trading, and he was also previously a trader at MKM Longboat LLP. Mr. Jewell holds a BSc in Economics from the London School of Economics and Political Science.

Tim Leary joined BlueBay in January 2012 and is a Senior Portfolio Manager across several global leveraged finance and ESG strategies based in the Stamford, Connecticut, office. Mr. Leary joined BlueBay as Head of Trading, North America within the Global Leveraged Finance Group, before being promoted to portfolio manager in January 2017. Prior to BlueBay he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before joining RBS, Mr. Leary spent three years as an analyst on the leveraged loan trading desk at Bear, Stearns & Co. Mr. Leary holds a BS in Business Administration with Finance concentration from Fordham University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-21

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated March 22, 2023

to the Statement of Additional Information dated August 28, 2022, as amended

The information for BlueBay Asset Management LLP in the third table and fourth table with respect to the Six Circles Credit Opportunities Fund (the “Fund”) in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Credit Opportunities Fund BlueBay
Justin Jewell*	2	469	7	6,706	14	7,037
Tim Leary*	2	469	3	2,452	13	4,092

*	As of December 31, 2022

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Credit Opportunities Fund BlueBay
Justin Jewell*	—	—	2	205	—	—
Tim Leary*	—	—	2	205	—	—

*	As of December 31, 2022

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-22